Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [text block] [Abstract]
Schedule of loss per share
	December 31, 2020	December 31, 2019	December 31, 2018
Loss attributable to owners of the Company	(8,200,165)	(6,631,901)	(11,496,401)
Weighted average number of shares outstanding *	6,014,146	2,909,056	795,043
Basic and diluted loss per share	(1.36)	(2.28)	(14.46)